PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Balances of Investment Properties (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Change in fair value of investment properties		R$ 2,259,924	R$ 1,311,691	R$ 17,116
Investment properties [member]
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period		14,103,060	3,886,696
Change in fair value of investment properties		2,259,924	1,311,691
Business combination			9,209,626
Additions		58,506	17,477
Transfers	[1]	(444,782)	(322,430)
Write off		(582)
Investment Properties including properties held for sale at end of period		R$ 15,976,126	R$ 14,103,060	R$ 3,886,696

[1]	Transfers to the group of properties maintained for sale as explanatory note 8, resulting from the sales proposals of Fazendas Grão de Ouro e Dourados (Tellus Brasil Participações S.A.); Fazenda Santa Rita Cana (Duguetiapar Empreendimentos e Participações S.A.); Gleba Macaé (Radar II Propriedades Agrícolas S.A.).